Document and Entity Information	Apr. 01, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000703604
Document Type	8-K/A
Document Period End Date	Apr. 01, 2022
Entity Registrant Name	DISTRIBUTION SOLUTIONS GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-10546
Entity Tax Identification Number	36-2229304
Entity Address, Address Line One	8770 W. Bryn Mawr Ave.
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	(773)
Local Phone Number	304-5050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1.00 par value
Trading Symbol	DSGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed, on December 29, 2021, Distribution Solutions Group, Inc., a Delaware corporation formerly known as Lawson Products, Inc. (the “Company”), entered into: